Stockholders' Equity: (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity
Total shares	300,000,000	300,000,000
Capital stock	$ 7,767,276	$ 7,767,276
B Series
Stockholders' Equity
Total shares	277,050,000	277,050,000
Capital stock	$ 7,173,079	$ 7,173,079
BB Series
Stockholders' Equity
Total shares	22,950,000	22,950,000
Capital stock	$ 594,197	$ 594,197